Drinker Biddle & Reath LLP

191 N. Wacker Drive

Suite 3700

Chicago, IL 60606-1698

(312) 569-1000 (Phone)

(312) 569-3000 (Facsimile)

www.drinkerbiddle.com

November 30, 2016

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	FlexShares Trust
(File Nos. 811-22555; 333-173967) (the “Registrant”)
Post-Effective Amendment No. 71

Dear Sir or Madam:

On behalf of the Registrant, I hereby transmit for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 71 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”).

The purpose of this Amendment is to file exhibits containing risk/return summary information in the eXtensible Business Reporting Language (XBRL) format that reflect the risk/return summary information contained in the Registrant’s prospectus for the FlexShares® Core Select Bond Fund dated November 14, 2016, which was filed pursuant to Rule 485(b) under the Securities Act on November 10, 2016 as Post-Effective Amendment No. 70 (0001193125-16-766045) to the Registration Statement, and became effective on November 14, 2016.

Questions and comments may be directed to the undersigned at (312) 569-1167, or in my absence, David L. Williams at (312) 569-1107.

Very truly yours,

/s/ Veena K. Jain

Veena K. Jain

Copy to:	Peter K. Ewing
Craig R. Carberry, Esq. Jose J. Del Real, Esq. Diana E. McCarthy, Esq. David L. Williams, Esq.